COMMITMENTS AND CONTINGENCY - Capital commitments (Details)	1 Months Ended		12 Months Ended
	Apr. 30, 2019 USD ($)	Apr. 30, 2019 HKD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 HKD ($)	Dec. 31, 2019 USD ($)
Business Acquisition [Line Items]
Acquisition consideration paid					$ 6,348,290
A company located in Hong Kong
Business Acquisition [Line Items]
Equity interest acquired (as a percentage)	100.00%	100.00%	30.00%	30.00%
Total consideration	$ 1,540,555	$ 12,000,000
Acquisition consideration paid			$ 464,958	$ 3,600,000
Capital commitment contracted but not paid			$ 1,078,389	$ 8,400,000